Intangible Assets, Net - Intangible assets amortization expense for future years (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible assets amortization expense
2026	¥ 1,223,369
2027	760,986
2028	444,804
2029	286,956
2030	217,365
Thereafter	176,123
Net carrying value	¥ 3,109,603	$ 444,667	¥ 3,201,012